Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of September 30,	As of March 31,
	2022	2023
Tenant deposits	5,184	21,432
Other tax payable	63,619	75,600
Interest payable	1,680	2,120
Accrued payroll and welfare	3,999	1,538
Others	7,167	3,180
	81,649	103,870

10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of September 30,
	2021	2022
Due to a rental service company (1)	603,884	—
Tenant deposits	102,355	5,184
Payable to a constructor for leasehold improvements (2)	62,498	—
Other tax payable	91,970	63,619
Interest payable	106,439	1,680
Accrued utilities	25,503	—
Operation service payable	35,514	—
Accrued payroll and welfare	4,471	3,999
Others	16,727	7,167
	1,049,361	81,649

(1)	As of September 30, 2021, the balance of due to a rental service company primarily represented

a)	the rental deposits and prepaid rental fee collected from tenants. The rental deposits and prepaid rental fee belonged to the rental service company, for which the Group provided apartment operation services since April 2020, and

b)	Capital lease payable and other financing payables due to the rental service company. The Group started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Group for costs incurred for the renovation. The Group then makes payments to the rental service company in instalments equal to the reimbursed renovation costs plus interest and tax over a period of five years. At the end of the five-year period, the ownership of the renovation will be transferred to the Group. The Group accounts for this arrangement with the rental service company as a capital lease. The Group terminated cooperation with the rental service company, and the Group reclassified the capital lease payable and other financing payable to the account of “Due to a rental service company”.

During the year ended September 30, 2022, the Company deconsolidated subsidiaries of the VIE. As of September 30, 2022, the Company had no balance of due to a rental service company.

(2)	During the year ended September 30, 2022, the constructor claimed debts with the Court (Note 3), which allocated the proceeds to the constructor. As of September 30, 2022, the Company had no outstanding balance due to the constructor.